Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information:
Entity Registrant Name	NEXEON MEDSYSTEMS INC
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Trading Symbol	nxmd
Amendment Flag	false
Entity Central Index Key	0001416172
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY